Notes to the consolidated statement of cash flows	12 Months Ended
Jun. 30, 2026
Notes to the consolidated statement of cash flows
Notes to the consolidated statement of cash flows

30.    Notes to the consolidated statement of cash flows

The following table presents a reconciliation of the changes in the Group’s liabilities arising from financing activities, including the impact of financing cash flows and other changes during the periods presented.

	Liabilities from financing activities
	Liabilities to
(in € thousands)	banks	Lease liabilities	Total
Net debt as of July 1, 2024	—	49,765	49,765

Interest payments on financial liabilities	(3,113)	(4,167)	(7,280)
Lease payments	—	(10,057)	(10,057)
Cash Outflow	(3,113)	(14,224)	(17,337)

Additions (Extinguishments) of liabilities	10,000	169,095	179,095
Interest expenses	3,113	4,167	7,280
Total non-cash changes in liabilities	13,113	173,262	186,375

Net change in financing liabilities	10,000	159,038	169,038

Net debt as of June 30, 2025	10,000	208,803	218,803

	Liabilities from financing activities
	Liabilities to
(in € thousands)	banks	Lease liabilities	Total
Net debt as of July 1, 2025	10,000	208,803	218,803

Interest payments on financial liabilities	(3,699)	(10,820)	(14,519)
Lease payments	—	(35,046)	(35,046)
Loan repayments	(10,000)	—	(10,000)
Cash Outflow	(13,699)	(45,866)	(59,565)

Additions (Extinguishments) of liabilities	—	5,300	5,300
Interest expenses	3,699	10,820	14,519
Total non-cash changes in liabilities	3,699	16,119	19,818

Net change in financing liabilities	(10,000)	(29,746)	(39,746)

Net debt as of June 30, 2026	—	179,057	179,057

As of June 30, 2026, LuxExperience Group cash equivalent balances are available for use.